Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables For Equity [Member]	Obligation to Issue Shares [Member]	Shares To Be Cancelled [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 876	$ 27,031,125		$ 23,052		$ (311,104)	$ (24,944,042)	$ 1,799,907
Balance, shares at Dec. 31, 2019	87,628,823
Issuance of common stock	$ 248	56,968		(7,710)				49,506
Issuance of common stock, shares	24,804,666
Stock issued for debt settlement	$ 75	8,165						8,240
Stock issued for debt settlement, shares	7,502,334
Stock issued for services	$ 25	6,238						6,263
Stock issued for services, shares	2,485,000
Restricted stock unit grants and vesting	$ 24	164,276						164,300
Restricted stock unit grants and vesting, shares	2,425,000
Stock-based compensation expense		246,255						246,255
Options exercised	$ 3	19,652						$ 19,655
Options exercised, shares	320,000							320,000
Broker’s warrant		(25,404)						$ (25,404)
Conversion of debentures	$ 2	1,193						1,195
Conversion of debentures, shares	173,333
Currency translation adjustment						(179,068)		(179,068)
Net loss							(3,533,284)	(3,533,284)
Balance at Dec. 31, 2020	$ 1,253	27,508,468		15,342		(490,172)	(28,477,326)	(1,442,435)
Balance, shares at Dec. 31, 2020	125,339,156
Issuance of common stock	$ 128	262,599		(15,342)				$ 247,384
Issuance of common stock, shares	12,831,992							5,146,667
Stock issued for debt settlement	$ 52	198,730						$ 198,782
Stock issued for debt settlement, shares	5,252,740
Stock issued for services	$ 31	762,763						762,794
Stock issued for services, shares	3,130,591
Restricted stock unit grants and vesting	$ 13	204,512		7,450				$ 211,975
Restricted stock unit grants and vesting, shares	1,275,000
Options exercised, shares								3,910,000
Conversion of debentures	$ 22	601,838						$ 601,860
Conversion of debentures, shares	2,160,000
Currency translation adjustment						(357,240)		(357,240)
Net loss							(2,050,551)	(2,050,551)
Warrants exercised to settle debt	$ 14	194,345						194,359
Warrants exercised to settle debt, shares	1,400,000
Warrants and options exercised	$ 315	3,285,017	(1,193,641)		5,323			2,097,014
Warrants and options exercised, shares	33,780,314
Stock-based compensation expense		124,391						124,391
Warrants issued for loan		152,750						152,750
Balance at Dec. 31, 2021	$ 1,828	$ 33,295,413	$ (1,193,641)	$ 7,450	$ 5,323	$ (847,412)	$ (30,527,877)	$ 741,084
Balance, shares at Dec. 31, 2021	185,169,793